Unaudited Condensed Consolidated Statements of Changes in Stockholders Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Statutory Reserves [Member]	Retained Earnings (Accumulated Deficit)	Accumulated other comprehensive loss	Noncontrolling Interest
Balance, shares at Dec. 31, 2022		1,217,906
Balance, amount at Dec. 31, 2022	$ 115,935,394		$ 79,746,608	$ 7,490,398	$ 39,090,079	$ (8,242,727)	$ (2,148,964)
Proceeds received from issuance of common shares, shares		2,240,000
Proceeds received from issuance of common shares, amount	5,834,325		5,834,325	0	0	0	0
Appropriation of retained earnings to statutory reserve fund	0		0	90,498	(90,498)	0	0
Foreign currency translation adjustment	(5,437,848)		0	0	0	(5,443,113)	5,265
Net Income	1,892,524		0	0	2,011,244	0	(118,720)
Balance, shares at Jun. 30, 2023		3,457,906
Balance, amount at Jun. 30, 2023	118,224,395		85,580,933	7,580,896	41,010,825	(13,685,840)	(2,262,419)
Balance, shares at Dec. 31, 2023		3,797,089
Balance, amount at Dec. 31, 2023	123,005,232		86,018,933	7,490,398	44,672,926	(12,464,273)	(2,712,752)
Proceeds received from issuance of common shares, shares		3,750,000
Appropriation of retained earnings to statutory reserve fund	0		0	(7,387,651)	7,387,651	0	0
Foreign currency translation adjustment	(2,224,547)		0	0	0	(2,225,975)	1,428
Net Income	1,108,040		0	0	1,306,778		(198,738)
Proceeds received from issuance of common shares, amount	76,001		76,001	0	0	0	0
Issuance of pre-funded warrants	208,125		208,125	0	0	0	0
Conversion of convertible note, shares		796,666
Conversion of convertible note, amount	909,000		909,000	0	0	0	0
Balance, shares at Jun. 30, 2024		8,343,755
Balance, amount at Jun. 30, 2024	$ 123,081,851		$ 87,212,059	$ 102,747	$ 53,367,355	$ (14,690,248)	$ (2,910,062)